Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Condensed Consolidated Balance Sheets (unaudited)
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000	19,513,996
Preferred stock, shares issued	0	19,513,939	18,640,901
Preferred stock, shares outstanding	0	19,513,939	18,640,901
Preferred stock, liquidation value		$ 239,244
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	65,000,000
Common stock, shares issued	55,171,467	6,033,450	3,616,549
Common stock, shares outstanding	55,171,467	6,033,450	3,616,549